DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM MUNICIPAL BOND INVESTMENTS - 97.5%

	Alabama - 1.3%
$1,000	Jefferson Cnty. Swr. Rev.,
	5.00%, 10/01/28	$1,087,157

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36
	Prerefunded 12/01/24 @ $100 (b)	294,231

	Arizona - 3.9%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,399,502
650	Arizona St. Hlth. Fac. Auth. Rev.,
	HonorHealth Hosp. Proj.,
	5.00%, 12/01/42	651,723
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,020,689
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	310,521

		3,382,435

	Arkansas - 1.1%
400	Bentonville Sales & Use Tax Rev.,
	5.00%, 11/01/24	405,204
505	Bentonville Sales & Use Tax Rev.,
	5.00%, 11/01/26	532,215

		937,419

	California - 8.6%
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	334,052
1,660	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,722,088
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,011,425
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,051,344

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	$1,255,859
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,063,660

		7,438,428

	Colorado - 6.3%
1,000	Denver City and Cnty. Arpt. Rev.,
	5.50%, 11/15/30	1,144,058
2,150	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,286,623
1,000	Regl. Transprtn. Dist. (Colorado) COP,
	5.00%, 6/01/26	1,049,453
950	Regl. Transprtn. Dist. (Colorado),
	Denver Transit Partners Eagle P3 Proj. Rev.,
	5.00%, 1/15/28	1,013,171

		5,493,305

	Connecticut - 5.5%
500	Connecticut St. Gen. Oblig.,
	5.00%, 1/15/26	520,489
935	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,018,950
730	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	748,164
1,415	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale Univ.,
	5.00%, 7/01/40	1,547,491
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	550,334
390	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	361,172

		4,746,600

	District of Columbia - 0.9%
750	Washington Met. Area Transit Auth. Rev.,
	5.00%, 7/15/24	756,520

	Florida - 16.3%
780	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	839,521

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44
	Prerefunded 10/01/24 @ $100 (b)	$1,009,778
700	Jacksonville Spl. Rev.,
	5.00%, 10/01/25	725,415
500	Jacksonville Spl. Rev.,
	5.00%, 10/01/26	527,846
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,086,805
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	500,360
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,255,515
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,294,498
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,335,545
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,280,115
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	854,781
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	473,783

		14,183,962

	Illinois - 12.5%
500	Chicago Multi-Family Hsg. Rev.,
	Paul G. Stewart (Phases I and II),
	4.90%, 3/20/44, FHA	500,206
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	254,159
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	261,321
665	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	718,258
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	265,705

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

$865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	$869,688
1,100	Cook Cnty. Gen. Oblig.,
	5.00%, 11/15/24	1,114,263
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	173,649
1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	1,078,294
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 9/01/42
	Prerefunded 9/01/24 @ $100 (b)	530,363
160	Illinois St. Gen. Oblig.,
	5.00%, 11/01/26	167,802
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,052,045
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,245,657
600	Illinois St. Gen. Oblig.,
	5.00%, 2/01/29	632,714
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,001,130

		10,865,254

	Indiana - 0.3%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	243,604

	Kentucky - 3.8%
3,180	Kentucky St. Tpk. Auth.,
	Econ. Dev. Road Rev.,
	5.00%, 7/01/26	3,339,096

	Louisiana - 0.3%
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44
	Prerefunded 6/01/24 @ $100 (b)	301,793

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Maine - 0.8%
$725	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	$725,675

	Maryland - 1.2%
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39
	Prerefunded 7/01/24 @ $100 (b)	1,006,955

	Massachusetts - 2.6%
1,945	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	2,272,006

	Michigan - 3.4%
1,630	Great Lakes Wtr. Auth., Sewage Disposal
	Sys. Rev.,
	5.00%, 7/01/33	1,703,220
550	Michigan St. Fin. Auth. Rev.,
	Corewell Hlth.,
	5.00%, 11/01/44	553,509
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	550,877
225	Royal Oak Hosp. Fin. Auth. Rev.,
	Corewell Hlth.,
	5.00%, 9/01/39
	Prerefunded 3/01/24 @ $100 (b)	225,278

		3,032,884

	Minnesota - 0.2%
200	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	156,920

	Nebraska - 2.4%
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,073,707

	New Jersey - 3.2%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33
	Prerefunded 2/15/24 @ $100 (b)	400,206
820	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	5.00%, 6/01/26	860,931

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

$295	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	4.00%, 6/01/31	$321,746
1,125	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/01/34	1,188,538

		2,771,421

	New York - 2.4%
2,035	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,075,095

	Oregon - 1.9%
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	570,349
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,060,949

		1,631,298

	Rhode Island - 1.2%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/24 @ $100 (b)	1,083,284

	South Carolina - 2.1%
1,500	Charleston Edl. Excellence Fin. Corp. Rev.,
	Charleston Cnty. Sch. Dist.
	5.00%, 12/01/24	1,523,738
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	294,231

		1,817,969

	Tennessee - 2.8%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	251,803
1,000	Memphis-Shelby Cnty. Arpt. Auth. Rev.,
	5.00%, 7/01/26	1,048,598
1,000	Met. Govt. of Nashville and Davidson Cnty.
	Elec. Rev.,
	5.00%, 5/15/28	1,099,447

		2,399,848

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Texas - 7.6%
$350	Arlington Hgr. Ed. Fin. Corp. Ed. Rev.,
	Trinity Basin Preparatory Inc.,
	5.00%, 8/15/26, PSF	$367,300
600	Bexar Cnty. Hosp. Dist. Gen. Oblig.,
	5.00%, 2/15/25	611,937
670	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41
	Prerefunded 12/01/25 @ $100 (b)	695,247
540	Fort Bend Cnty. Pub. Fac. Corp. Lease Rev.,
	5.00%, 3/01/25	551,868
340	Fort Bend Cnty. Pub. Fac. Corp. Lease Rev.,
	5.00%, 3/01/26	354,673
1,250	Grand Pkwy. Transprtn. Corp. Rev.,
	5.00%, 10/01/52	1,336,564
735	New Braunfels Utility Sys. Rev.,
	5.00%, 7/01/28	806,868
1,505	North Texas Twy. Auth. Rev.,
	7.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	1,899,496

		6,623,953

	Vermont - 0.6%
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	515,744

	Washington - 1.5%
1,260	Port of Seattle Rev.,
	5.00%, 5/01/32	1,310,549

	Wisconsin - 2.5%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,428,221
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	238,206

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

$500	Wisconsin St. Pub. Fin. Auth.,
	Tax-Exempt Pooled Secs. Rev.,
	4.00%, 8/01/59	$495,605

		2,162,032

	Total Long-Term Investments
	(Cost $84,355,848)	$84,729,144

	SHORT-TERM MUNICIPAL BOND INVESTMENTS - 1%

	Massachusetts - 1%
850	Quincy Gen. Oblig.,
	4.50%, 7/05/24	854,276

	Total Short-Term Investments
	(Cost $853,362)	$854,276

	TOTAL INVESTMENTS - 98.5%
	(Cost $85,209,210)	$85,583,420
	Other assets less liabilities - 1.5%	1,284,619

	NET ASSETS - 100%	$86,868,039

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2024:

Level 2
Municipal bonds	$85,583,420

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.